Financial Liabilities at Amortized Cost - Schedule of Borrowings from Financial Institutions (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Borrowings and other obligations
Total		$ 1,103,468	$ 5,360,715
HSBC Bank [Member]
Foreign trade financing
Foreign banks		245,469	87,602
Bank of New York Mellon [Member]
Foreign trade financing
Foreign banks		240,008	218,686
Caixabank S.A. [Member]
Foreign trade financing
Foreign banks		201,802	48,918
Bank of America [Member]
Foreign trade financing
Foreign banks		124,057	142,113
Zurcher Kantonalbank [Member]
Foreign trade financing
Foreign banks		90,386	92,704
DZ Bank AG Deutsche [Member]
Foreign trade financing
Foreign banks		41,646
Standard Chartered Bank [Member]
Foreign trade financing
Foreign banks		2,685	119,794
Citibank N.A. United State [Member]
Foreign trade financing
Foreign banks		2,189	51,297
Borrowings and other obligations
Borrowings and other obligations			35,345
Wells Fargo Bank [Member]
Foreign trade financing
Foreign banks		1,890	42,117
Borrowings and other obligations
Borrowings and other obligations		150,775	132,523
Commerzbank AG [Member]
Foreign trade financing
Foreign banks		1,417	40,766
Others [Member]
Foreign trade financing
Foreign banks		71	92
Borrowings and other obligations
Borrowings and other obligations		87	60
Citibank N.A. United Kingdom [Member]
Borrowings and other obligations
Borrowings and other obligations		986
Deutsche Bank AG [Member]
Borrowings and other obligations
Borrowings and other obligations			117
Subtotal foreign banks [Member]
Borrowings and other obligations
Borrowings and other obligations		1,103,468	1,012,134
Chilean Central Bank [Member]
Borrowings and other obligations
Chilean Central Bank	[1]		$ 4,348,581

[1]	Financing provided by the Chilean Central Bank to deliver liquidity to the economy and support the credit flow to households and companies, related to the Conditional Credit Facility to Increase Lending (FCIC by its Spanish initials).